Accrued Compensation for Related Parties (Details Narrative) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Accrued compensation	$ 103,500	$ 154,500
Jacob Cohen [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Accrued compensation	53,500
Alan Hernandez [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Accrued compensation	25,000
Esteban Alexander [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Accrued compensation	$ 25,000